Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before income and social contribution taxes	R$ 11,701,851	R$ 13,642,808	R$ 4,753,984
Adjustments for reconciliation of net income:
Depreciation and amortization	2,208,762	2,676,642	2,790,856
Residual value of property, plant and equipment, intangible assets and investment properties written-off	162,121	171,173	8,354
Allowance for doubtful accounts	62,067	557,789	652,920
Provisions and inflation adjustments on provisions	(241,134)	801,179	458,889
Interest calculated on borrowings and financing payable	3,571,181	1,796,070	1,314,359
Inflation adjustment and exchange gains (losses) on borrowings and financing		528,935	(163,322)
Interest and inflation adjustments, net	(2,816,414)	(237,617)	(79,232)
Derivative Financial Instruments	123,880	(300,155)
Financial Charges from Customers	(420,962)	(437,811)	(374,902)
Construction Margin on Intangible Assets arising from Concession Agreements		(139,976)	(125,603)
Provision for Consent Decree (TAC), Knowledge Retention Program (KRP) and Incentivized Dismissal Program (IDP) and Voluntary Dismissal Program (VDP)	105,187	354,078	356,300
Equity Accounting	(48,153)	(35,322)	(32,393)
Interest and inflation adjustment (PPP)	499,968	589,330	1,001,078
Municipal Transfers	595,045	309,807	195,874
Pension plan obligations	175,778	161,505	238,751
Deferred PIS and Cofins on financial asset of the concession	179,084	822,482
Financial Asset of the concession – inflation adjustment	(1,676,434)	(9,151,310)
Other adjustments	(504,021)	108,901	21,997
Total Adjustments	13,677,806	12,218,508	11,017,640
Changes in assets
Trade receivables	1,503,136	(442,312)	(835,324)
Related-party balances and transactions	221,801	(25,429)	(4,553)
Inventories	24,222	(13,785)	38,239
Taxes Recoverable	153,129	(306,163)	(251,741)
Escrow Deposits	19,201	50,547	72,469
Other assets	122,644	(2,668)	36,091
Changes in liabilities
Trade payables and contractors	(1,082,801)	(437,694)	(394,188)
Services payable	738,864	377,968	(168,384)
Labor and social obligations	(701,066)	77,973	19,377
Taxes and contributions payable	(522,780)	265,189	186,810
Deferred PIS/Cofins	(15,923)	131,225	4,374
Provisions	(297,134)	(185,932)	(243,241)
Pension plan obligations	(267,190)	(227,233)	(249,488)
Other liabilities	1,909	(335,726)	(868,699)
Cash generated from operations	13,575,818	11,144,468	8,359,382
Interest Paid	(2,696,320)	(1,976,694)	(1,936,419)
Income tax and social contribution paid	(2,518,383)	(1,763,206)	(1,568,611)
Net cash generated from operating activities	8,361,115	7,404,568	4,854,352
Cash flows from financing activities
Acquisition of contract assets, intangible assets and property, plant and equipment	(13,740,392)	(8,030,674)	(4,138,574)
Restricted cash	(27,509)	17,229	(17,470)
Financial investments - Investment	(32,763,101)	(6,456,564)	(1,559,808)
Financial investments - Redemption	30,826,828	5,303,658	816,965
Financial investments - Noncurrent		(769,057)
Dividends received	16,945
Capital increase in investees	(16,393)	(40,234)	(6,625)
Net cash used in investment activities	(15,703,622)	(9,975,642)	(4,905,512)
Cash flows from financing activities
Funding	18,336,072	6,870,754	2,371,111
Amortization	(4,295,849)	(2,246,263)	(1,771,090)
Payment of interest on capital	(2,363,776)	(928,851)	(823,671)
Public-Private Partnership - PPP	(480,492)	(569,725)	(673,645)
Program Contract Commitments		(35,497)	(81,357)
Derivative financial instruments - Paid/received	(397,443)	324,778
Treasury shares	(475,385)
Capital increase			811
Net cash generated from (used in) financing activities	10,323,127	3,415,196	(977,841)
Increase / (decrease) in cash and cash equivalents in the year	2,980,620	844,122	(1,029,001)
Represented by:
Cash and cash equivalents at the beginning of the year	1,682,606	838,484	1,867,485
Cash and cash equivalents at the end of the year	R$ 4,663,226	R$ 1,682,606	R$ 838,484